LS Opportunity Fund
Schedule of Investments
August 31, 2024 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 79.19% Shares Fair Value
Communication Services — 0.99%
Alphabet, Inc., Class A
(a)
12,115 $ 1,979,349
Consumer Discretionary — 4.44%
Darden Restaurants, Inc.
(a)
10,040 1,587,826
Expedia Group, Inc.
(a) (b)
17,342 2,412,099
Home Depot, Inc. (The)
(a)
8,165 3,008,802
Texas Roadhouse, Inc.
(a)
11,375 1,919,531
8,928,258
Consumer Staples — 6.16%
Church & Dwight Co., Inc.
(a)
27,920 2,844,490
Colgate-Palmolive Co.
(a)
35,210 3,749,865
Mondelez International, Inc., Class A
(a)
46,045 3,306,491
Procter & Gamble Co. (The)
(a)
14,445 2,477,895
12,378,741
Energy — 3.65%
Exxon Mobil Corp.
(a)
29,573 3,487,839
Hess Corp.
(a)
13,630 1,881,758
Murphy Oil Corp.
(a)
52,335 1,951,049
7,320,646
Financials — 30.21%
Ameris Bancorp
(a)
33,662 2,074,589
Arthur J. Gallagher & Co.
(a)
16,121 4,716,521
Brown & Brown, Inc. 63,652 6,691,735
Cboe Global Markets, Inc.
(a)
12,185 2,502,799
Citigroup, Inc.
(a)
69,825 4,373,838
Federated Hermes, Inc., Class B
(a)
42,031 1,441,663
Fidelity National Information Services, Inc.
(a)
34,212 2,820,779
Globe Life, Inc.
(a)
44,225 4,645,836
Goldman Sachs Group, Inc. (The)
(a)
3,210 1,637,903
KeyCorp 88,445 1,508,872
PJT Partners, Inc., Class A
(a)
20,040 2,474,940
PNC Financial Services Group, Inc. (The)
(a)
24,615 4,555,990
Primerica, Inc.
(a)
13,320 3,506,224
Progressive Corp. (The)
(a)
35,330 8,910,226
Prosperity Bancshares, Inc.
(a)
40,625 2,989,188
SouthState Corp.
(a)
36,420 3,536,018
Voya Financial, Inc.
(a)
32,647 2,312,387
60,699,508
Health Care — 11.22%
Abbott Laboratories
(a)
53,645 6,076,369
Cigna Corp. (The)
(a)
10,653 3,854,362
DENTSPLY SIRONA, Inc.
(a)
101,500 2,566,935
Hologic, Inc.
(a) (b)
24,800 2,014,752
Johnson & Johnson
(a)
21,739 3,605,630
Merck & Co., Inc.
(a)
37,364 4,425,766
22,543,814
Industrials — 12.86%
Carrier Global Corp.
(a)
62,205 4,527,280

LS Opportunity Fund
Schedule of Investments (continued)
August 31, 2024 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 79.19% - continued Shares Fair Value
Industrials — 12.86% - continued
Curtiss-Wright Corp.
(a)
12,930 $ 4,084,070
Fortune Brands Innovations, Inc.
(a)
27,620 2,193,304
General Dynamics Corp.
(a)
8,995 2,692,743
Leidos Holdings, Inc. 31,803 5,041,094
Otis Worldwide Corp.
(a)
25,830 2,445,843
Paychex, Inc.
(a)
12,890 1,691,168
RTX Corp.
(a)
25,615 3,159,354
25,834,856
Information Technology — 6.68%
Littelfuse, Inc.
(a)
11,970 3,258,234
Microsoft Corp.
(a)
7,290 3,040,951
Teradyne, Inc.
(a)
12,830 1,754,246
Trimble, Inc.
(a) (b)
70,280 3,984,173
Zebra Technologies Corp., Class A
(a) (b)
3,990 1,378,066
13,415,670
Materials — 1.87%
PPG Industries, Inc.
(a)
28,949 3,755,554
Real Estate — 1.11%
Howard Hughes Holdings, Inc. (The)
(a) (b)
29,595 2,226,136
Total Common Stocks - Long - Domestic (Cost $117,373,299) 159,082,532
COMMON STOCKS - LONG - INTERNATIONAL — 16.25%
Consumer Discretionary — 0.97%
Aptiv PLC
(a) (b)
27,285 1,951,696
Consumer Staples — 1.50%
Nestle S.A. 28,165 3,015,230
Energy — 1.61%
Schlumberger Ltd.
(a)
73,830 3,247,782
Financials — 6.87%
Everest Re Group, Ltd.
(a)
8,840 3,467,401
Fairfax Financial Holdings Ltd. 5,046 6,080,430
Fidelis Insurance Holdings Ltd. 108,745 2,013,957
First BanCorp
(a)
104,890 2,242,548
13,804,336
Industrials — 4.52%
Eaton Corp. PLC
(a)
20,880 6,408,698
Pentair PLC
(a)
30,200 2,678,438
9,087,136
Materials — 0.78%
Agnico Eagle Mines Ltd.
(a)
19,302 1,572,534
Total Common Stocks - Long - International
(Cost $22,248,912) 32,678,714

LS Opportunity Fund
Schedule of Investments (continued)
August 31, 2024 - (Unaudited)
EXCHANGE-TRADED FUNDS — 0.72% Shares Fair Value
Abrdn Physical Platinum Shares ETF
(a) (b)
17,045 $ 1,448,995
Total Exchange-Traded Funds (Cost $1,635,556) 1,448,995
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
PUT OPTIONS PURCHASED — 0.06%
Bank of America Corp.   562 $ 2,290,150 $ 32.00 1/17/2025 $ 20,232
Post Holdings, Inc.   149 1,724,973 105.00 3/21/2025 38,740
Post Holdings, Inc.   114 1,319,778 110.00 3/21/2025 31,350
Prudential Financial, Inc.   140 1,696,240 105.00 1/17/2025 22,400
Total Put Options Purchased (Cost $299,067) 112,722
MONEY MARKET FUNDS - 3.97% Shares
Invesco Treasury Portfolio, Institutional Class, 5.15%
(c)
7,981,167 7,981,167
Total Money Market Funds (Cost $7,981,167) 7,981,167
Total Investments — 100.19%
    (Cost $149,538,001) 201,304,130
Liabilities in Excess of Other Assets — (0.19)% (384,078)
NET ASSETS — 100.00% $ 200,920,052
(a) All or a portion of the security is held as collateral for securities sold short and written options. The fair value of this collateral on August 31, 2024 was $102,112,458.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of August 31, 2024.
ETF - Exchange-Traded Fund

LS Opportunity Fund
Schedule of Securities Sold Short
August 31, 2024 - (Unaudited)
COMMON STOCKS - SHORT - DOMESTIC - (21.12)% Shares Fair Value
Consumer Discretionary - (3.63)%
Brinker International, Inc.
(a)
(48,035) $ (3,435,463)
Hilton Grand Vacations, Inc.
(a)
(43,410) (1,674,758)
McDonald's Corp. (7,580) (2,188,043)
(7,298,264)
Consumer Staples - (4.67)%
Dollar Tree, Inc.
(a)
(16,115) (1,361,556)
Edgewell Personal Care Co. (42,510) (1,709,752)
Post Holdings, Inc.
(a)
(31,305) (3,624,180)
Sysco Corp. (34,625) (2,699,711)
(9,395,199)
Financials - (9.67)%
Byline Bancorp, Inc. (34,750) (964,312)
Capitol Federal Financial, Inc. (143,107) (860,073)
Enterprise Financial Services Corp. (34,315) (1,815,607)
Markel Corp.
(a)
(1,850) (2,961,258)
Old Republic International Corp. (62,775) (2,251,739)
Park National Corp. (5,795) (1,018,703)
Prudential Financial, Inc. (29,469) (3,570,464)
Travelers Companies, Inc. (The) (13,390) (3,053,857)
Washington Trust Bancorp, Inc. (25,150) (824,920)
WSFS Financial Corp. (38,720) (2,119,533)
(19,440,466)
Health Care - (1.53)%
Henry Schein, Inc.
(a)
(13,000) (917,150)
UnitedHealth Group, Inc. (3,645) (2,151,279)
(3,068,429)
Information Technology - (1.62)%
Apple, Inc. (14,255) (3,264,395)
TOTAL COMMON STOCKS - SHORT - DOMESTIC  (Proceeds Received $37,755,743) (42,466,753)
COMMON STOCKS - SHORT - INTERNATIONAL - (9.08)%
Financials - (8.23)%
Aon PLC, Class A (8,045) (2,765,228)
AXIS Capital Holdings Ltd. (29,575) (2,362,451)
Commonwealth Bank of Australia (35,165) (3,320,372)
Invesco Ltd. (143,100) (2,445,579)
Muenchener Rueckversicherungs-Gesellshaft AG (7,505) (4,058,573)
Westpac Banking Corp. (74,010) (1,564,960)
(16,517,163)
Information Technology - (0.85)%
TE Connectivity Ltd. (11,080) (1,701,888)
TOTAL COMMON STOCKS - SHORT - INTERNATIONAL  (Proceeds
Received $16,170,451) (18,219,051)
EXCHANGE-TRADED FUNDS - (2.94)%
Energy Select Sector SPDR® Fund (20,980) (1,915,055)

LS Opportunity Fund
Schedule of Securities Sold Short (continued)
August 31, 2024 - (Unaudited)
EXCHANGE-TRADED FUNDS - (2.94)% Shares Fair Value
Industrial Select Sector SPDR® Fund (30,305) $ (3,983,895)
TOTAL EXCHANGE-TRADED FUNDS  (Proceeds Received $5,696,837) (5,898,950)
TOTAL SECURITIES SOLD SHORT - (33.14)% (Proceeds Received
$59,623,031) $ (66,584,754)
(a) Non-dividend expense producing security.
SPDR - Standard & Poor's Depositary Receipt
The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global
Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of
MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

LS Opportunity Fund
Schedule of Written Options
August 31, 2024 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS WRITTEN - (0.21)%
Goldman Sachs Group, Inc. (32) $ (1,632,800) $ 490.00 1/17/2025 $ (149,280)
Texas Roadhouse, Inc. (137) (2,311,875) 155.00 12/20/2024 (263,040)
Total Call Options Written  (Premiums
Received $294,545) $ (412,320)